Schedule of financial information represents the amount in the financial statements (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
TOTAL ASSETS	$ 1,739,709		$ 3,615,387		$ 3,699,990	$ 28,872,916
Total liabilities	(12,968,697)		(10,875,855)		$ (11,162,750)	$ (8,197,948)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,270,928	$ 1,898,008	1,490,968	$ 1,284,502
Current liabilities	(9,863,105)	(7,094,777)	(7,489,747)	(5,055,579)
Loss for the financial year	1,340,814	1,262,031	2,624,738	2,391,161
Non-current assets	10,314,482	6,187,089	5,642,669	5,416,431
Total assets	12,585,410	8,085,097	7,133,637	6,700,933
Non-current liabilities	(357,971)	(663,011)	(759,806)	(194,362)
Total liabilities	(10,221,076)	(7,757,788)	(8,249,553)	(5,249,941)
Revenue for the financial year	2,199,845	1,829,681	3,371,037	2,403,552
(Loss)/Profit for the financial year	(1,340,814)	(1,262,031)	(2,624,738)	(2,391,161)
Exchange differences	(10,276)	959
Vax Biotech Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,103	313	732	686
Current liabilities	(6,330)	(3,856)	(2,725)	(2,596)
Net liabilities of the associate	(5,227)	(3,543)	(1,993)	(1,910)
Expenses for the financial year	(417)	(1,155)	(1,183)	(1,147)
Loss for the financial year	(417)	(1,155)	(1,183)	(1,147)
Share of loss of the associate			(355)	(344)
(Loss)/Profit for the financial year	417	1,155	1,183	1,147
Proportion of net assets of the associate	(1,568)	(1,063)	(671)	(657)
Exchange differences			73	84
Carrying amount of the Group’s interest in associate	(1,568)	(1,063)	(598)	(573)
Alps Globemedics Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current assets	185,609	62,004	36,502	28,413
Current liabilities	(109,977)	(16,931)	(16,483)	(14,263)
Loss for the financial year	(52,901)	(34,026)	(7,375)	16,893
Non-current assets	3,432	4,084	3,529	3,377
Total assets	189,041	66,088	40,031	31,790
Non-current liabilities		(871)		(759)
Total liabilities	(109,977)	(17,802)	(16,483)	(15,022)
Net assets of the associate	79,064	48,286	23,548	16,768
Revenue for the financial year	201,105	142,809	187,465	120,942
(Loss)/Profit for the financial year	52,901	34,026	7,375	(16,893)
Share of (loss)/profit of the associate	15,870	13,199	2,213	(5,068)
Proportion of net assets of the associate	22,934	14,486	7,421	5,652
Exchange differences			(357)	(622)
Carrying amount of the Group’s interest in associate	$ 22,934	$ 14,486	7,064	5,030
Cilo Cybin Holdings Limited [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current assets			3,139,920	3,354,690
Current liabilities			(114,958)	(593,538)
Loss for the financial year			31,156	(21,809)
Non-current liabilities			(173,968)
Net assets of the associate			3,049,852	2,761,152
Revenue for the financial year			256,858	229,058
(Loss)/Profit for the financial year			(31,156)	21,809
Share of (loss)/profit of the associate			(12,618)	8,833
Non-current assets			198,858
TOTAL ASSETS			3,338,778	3,354,690
Total liabilities			(288,926)	(593,538)
Proportion of net assets of the associate			1,135,474	1,118,421
Exchange differences			99,716	(154)
Carrying amount of the Group’s interest in associate			$ 1,235,190	$ 1,118,267